EMPLOYEE BENEFITS OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2018
EMPLOYEE BENEFITS OBLIGATIONS [abstract]
Schedule of employee benefits obligations
	2017	2018
	RMB’000	RMB’000

Employee benefits obligations	30,745	28,389
Less: current portion included in accruals and other payables (Note 28)	(30,745)	(28,389)
	-	-

Schedule of movement of employee benefits obligations
	2017	2018
	RMB’000	RMB’000

At 1 January	34,043	30,745
Additions	-	-
Payments	(3,298)	(2,356)
At 31 December	30,745	28,389